CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust II (the “Registrant”) (1933 Act File No. 33-71320) certifies (a) that the forms of prospectus and statement of additional information dated June 1, 2010 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 36 (“Amendment No. 36”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 36 was filed electronically with the Commission (Accession No. 0000940394-10-000524) on May 27, 2010.

Eaton Vance Insured Municipal Income Fund Eaton Vance High Yield Municipal Income Fund Eaton Vance Kansas Municipal Income Fund Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund

EATON VANCE MUNICIPALS TRUST II By: /s/ Maureen A. Gemma Maureen A. Gemma Secretary

Date: June 3, 2010